Cash and cash equivalents and investment securities (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2021	31 December 2020

Short-term bank deposits	2 502	3 319
Treasury Bills	—	6 800
Cash and bank accounts	4 287	5 132

Cash and cash equivalents	6 790	15 252

Bank overdrafts	(46)	(5)

	6 744	15 247

Summary of Investments in Short-Term Debt Securities

Million US dollar	30 June 2021	31 December 2020

Investment in unquoted companies	120	115
Investment on debt securities	25	22

Non-current investments	146	137

Investment on debt securities	286	396

Current investments	286	396